UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal ETF Trust
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal ETF Trust

234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2023

Date of reporting period: May 31, 2023

Item 1. Reports to Stockholders.

(a)

Sound Enhanced Fixed Income ETF
Ticker: FXED

Sound Equity Income ETF
(renamed the “Sound Equity Dividend Income ETF”)
Ticker: DIVY

Semi-Annual Report

May 31, 2023

Sound Income Strategies ETFs

This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

1

Sound Income Strategies ETFs

Sound Enhanced Fixed Income ETF PORTFOLIO ALLOCATION at May 31, 2023 (Unaudited)

Sector/Security Type	% of Net Assets
Financial	52.7%
Exchange Traded Funds	9.7
Energy	8.5
Utilities	7.1
Communications	4.3
Consumer, Cyclical	3.8
Cash Equivalents(1)	2.8
Closed-End Funds	2.8
Industrial	2.3
Basic Materials	2.2
Consumer, Non-cyclical	2.0
Technology	1.8
Total	100.0%

Sound Equity Income ETF PORTFOLIO ALLOCATION at May 31, 2023 (Unaudited)

Sector	% of Net Assets
Consumer, Non-cyclical	22.4%
Financial	17.1
Energy	15.9
Communications	12.0
Consumer, Cyclical	10.6
Basic Materials	6.5
Technology	5.4
Utilities	5.0
Industrial	4.5
Cash Equivalents(2)	0.6
Total	100.0%

(1)Represents short-term investments and liabilities in excess of other assets.

(2)Represents short-term investments and other assets in excess of liabilities.

Sound Enhanced Fixed Income ETF

2	The accompanying notes are an integral part of these financial statements.

Schedule of Investments at May 31, 2023 (Unaudited)

	Shares	Value
Closed-End Funds — 2.8%
AllianceBernstein Global High Income Fund, Inc.	77,837	$749,570
Total Closed-End Funds
(Cost $899,384)		749,570

Common Stocks — 26.7%

Investment Companies — 13.8%
Ares Capital Corp.(1)	45,751	857,374
Golub Capital BDC, Inc.(1)	54,962	728,796
PennantPark Floating Rate Capital Ltd.(1)	72,896	762,492
Sixth Street Specialty Lending, Inc.(1)	36,723	668,358
WhiteHorse Finance, Inc.	56,914	657,926
		3,674,946
Private Equity — 2.9%
Hercules Capital, Inc.(1)	53,254	770,053

Real Estate Investment Trusts (REITs) — 10.0%
Alpine Income Property Trust, Inc.	16,540	255,708
Apple Hospitality REIT, Inc.	7,623	110,762
Gaming and Leisure Properties, Inc.	1,991	95,847
Global Medical REIT, Inc.	23,363	203,725
Global Net Lease, Inc.(1)	17,874	171,948
Omega Healthcare Investors, Inc.	8,236	245,515
Park Hotels & Resorts, Inc.	10,725	138,782
Plymouth Industrial REIT, Inc.	16,923	370,783
Simon Property Group, Inc.	3,600	378,540
Spirit Realty Capital, Inc.(1)	7,564	295,450
VICI Properties, Inc.(1)	13,247	409,730
		2,676,790
Total Common Stocks
(Cost $8,301,049)		7,121,789

	Principal Amount
Corporate Bonds — 26.9%

Auto Parts & Equipment — 1.7%
American Axle & Manufacturing, Inc.
5.000%, 10/01/2029	$555,000	451,908

Chemicals — 2.2%
Olin Corp.
5.125%, 09/15/2027	609,000	578,794

	Principal Amount	Value
Corporate Bonds — 26.9% (Continued)

Commercial Services — 2.0%
United Rentals North America, Inc.
4.875%, 01/15/2028(1)	$565,000	$538,682

Computers — 1.8%
Dell, Inc.
6.500%, 04/15/2038	472,000	479,784

Diversified Financial Services — 2.2%
Radian Group, Inc.
4.875%, 03/15/2027	609,000	582,356

Gas — 2.2%
National Fuel Gas Co.
4.750%, 09/01/2028	609,000	584,555

Lodging — 2.1%
Hilton Domestic Operating Co., Inc.
4.875%, 01/15/2030	602,000	560,247

Media — 2.0%
AMC Networks, Inc.
4.750%, 08/01/2025	610,000	539,915

Miscellaneous Manufacturers — 2.3%
Trinity Industries, Inc.
4.550%, 10/01/2024	609,000	600,105

Oil & Gas — 4.3%
Apache Corp.
5.100%, 09/01/2040	609,000	502,785
Murphy Oil Corp.
5.875%, 12/01/2027	670,000	651,051
		1,153,836
Pipelines — 4.1%
EQM Midstream Partners L.P.
5.500%, 07/15/2028	549,000	515,612
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp.
5.000%, 01/15/2028	609,000	587,101
		1,102,713
Total Corporate Bonds
(Cost $7,788,661)		7,172,895

Sound Enhanced Fixed Income ETF

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS at May 31, 2023 (Unaudited) (Continued)

	Shares	Value
Exchange Traded Funds — 9.7%
Invesco Emerging Markets Sovereign Debt ETF	29,758	$560,046
iShares 0-5 Year High Yield Corporate Bond ETF	20,130	825,330
iShares J.P. Morgan EM High Yield Bond ETF	19,703	671,084
VanEck Emerging Markets High Yield Bond ETF	29,504	526,351
Total Exchange Traded Funds
(Cost $3,086,711)		2,582,811

Preferred Stocks — 31.0%

Banks — 15.1%
Associated Banc-Corp
5.625%, 09/15/25(2)	26,535	401,209
Bank of America Corp.
5.375%, 06/25/24(2)	27,938	637,266
JPMorgan Chase & Co.
6.000%, 03/01/24(2)	26,779	671,082
Morgan Stanley
4.875%, 01/15/25(2)	28,732	635,265
4.250%, 01/15/27(2)	27,860	520,703
Truist Financial Corp.
5.250%, 06/01/25(1)(2)	27,451	620,667
Wells Fargo & Co.
4.700%, 12/15/25(2)	29,220	538,525
		4,024,717
Diversified Financial Services — 2.1%
Capital One Financial Corp.
4.800%, 06/01/25(2)	29,403	550,718

Electric — 4.9%
CMS Energy Corp.
5.875%, 03/01/79	27,268	663,703
The Southern Co.
4.950%, 01/30/80	27,817	645,076
		1,308,779
Insurance — 6.6%
AEGON Funding Co., LLC
5.100%, 12/15/49	28,121	593,353
The Allstate Corp.
5.100%, 10/15/24(2)	27,328	580,994
MetLife, Inc.
4.750%, 03/15/25(2)	27,999	581,819
		1,756,166

	Shares	Value
Preferred Stocks — 31.0% (Continued)

Telecommunications — 2.3%
AT&T, Inc.
4.750%, 02/18/25(2)	28,366	$599,657

Total Preferred Stocks
(Cost $9,782,766)		8,240,037

Short-Term Investments — 2.1%
Money Market Fund — 2.1%
First American Government Obligations Fund, Class X, 4.968%(3)	550,606	550,606
Total Short-Term Investments
(Cost $550,606)		550,606

Investments Purchased with Collateral from Securities Lending — 16.5%
Mount Vernon Liquid Assets Portfolio, LLC, 5.290%(3)	4,398,660	4,398,660
Total Investments Purchased with Collateral from Securities Lending
(Cost $4,398,660)		4,398,660

Total Investments in Securities — 115.7%
(Cost $34,807,837)		30,816,369
Liabilities In Excess Other Assets — (15.7)%		(4,191,472)
Total Net Assets — 100.0%		$26,624,897

(1)This security or a portion of this security was out on loan as of May 31, 2023. Total loaned securities had a value of $4,258,170 or 16.0% of net assets as of May 31, 2023. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(2)Perpetual call date security. Date shown is next call date.

(3)The rate shown is the annualized seven-day effective yield as of May 31, 2023.

Sound Equity Income ETF

4	The accompanying notes are an integral part of these financial statements.

Schedule of Investments at May 31, 2023 (Unaudited)

	Shares	Value
Common Stocks — 99.4%

Advertising — 5.3%
Omnicom Group, Inc.	13,826	$1,219,315

Apparel — 1.9%
Carter’s, Inc.	6,984	434,195

Banks — 7.2%
Citigroup, Inc.	14,523	643,659
M&T Bank Corp.	4,646	553,617
Truist Financial Corp.	15,471	471,402
		1,668,678
Chemicals — 6.5%
Dow, Inc.	9,558	466,239
LyondellBasell Industries NV - Class A	12,092	1,034,350
		1,500,589
Commercial Services — 2.4%
H&R Block, Inc.	18,863	563,061

Computers — 3.5%
International Business Machines Corp.	6,260	804,973

Cosmetics & Personal Care — 2.4%
Unilever PLC - ADR	11,327	565,670

Diversified Financial Services — 3.0%
Franklin Resources, Inc.	29,448	707,047

Electric — 5.0%
Edison International	9,878	666,963
Entergy Corp.	4,931	484,224
		1,151,187
Healthcare - Products — 4.1%
Patterson Companies, Inc.	36,358	952,216

Insurance — 2.8%
Principal Financial Group, Inc.	10,086	660,230

Office & Business Equipment — 1.9%
Xerox Holdings Corp.	31,409	441,925

Oil & Gas — 8.3%
HF Sinclair Corp.	8,807	364,962
TotalEnergies SE - ADR	14,590	821,417
Valero Energy Corp.	6,998	749,066
		1,935,445

	Shares	Value
Common Stocks — 99.4% (Continued)

Packaging & Containers — 4.5%
Greif, Inc. - Class B	14,898	$1,042,115

Pharmaceuticals — 13.5%
AbbVie, Inc.	7,750	1,069,190
GSK PLC - ADR	21,646	727,306
Johnson & Johnson	3,315	514,024
Pfizer, Inc.	21,458	815,833
		3,126,353
Pipelines — 7.6%
Enbridge, Inc.	26,559	934,877
ONEOK, Inc.	14,588	826,556
		1,761,433
Retail — 6.4%
MSC Industrial Direct Co., Inc. - Class A	6,597	593,202
Walgreens Boots Alliance, Inc.	29,746	903,386
		1,496,588
Savings & Loans — 4.1%
New York Community Bancorp, Inc.	92,243	948,258

Telecommunications — 6.7%
AT&T, Inc.	38,784	610,072
Cisco Systems, Inc.	19,094	948,399
		1,558,471
Toys, Games & Hobbies — 2.3%
Hasbro, Inc.	9,009	534,684

Total Common Stocks
(Cost $23,916,882)		23,072,433

Short-Term Investments — 0.1%

Money Market Fund — 0.1%
First American Government Obligations Fund, Class X, 4.968%(1)	25,101	25,101
Total Short-Term Investments
(Cost $25,101)		25,101

Total Investments in Securities — 99.5%
(Cost $23,941,983)		23,097,534
Other Assets in Excess of Liabilities — 0.5%		119,857
Net Assets — 100.0%		$23,217,391

ADRAmerican Depositary Receipt.

(1)The rate shown is the annualized seven-day effective yield as of May 31, 2023.

Sound Income Strategies ETFs

The accompanying notes are an integral part of these financial statements.	5

STATEMENTS OF ASSETS AND LIABILITIES at May 31, 2023 (Unaudited)

	Sound Enhanced Fixed Income ETF	Sound Equity Income ETF

Assets:
Investments in securities, at value (Note 2)(1)	$30,816,369	$23,097,534
Receivables:
Dividends and interest	209,137	129,007
Securities lending income, net (Note 8)	9,095	—
Total assets	31,034,601	23,226,541

Liabilities:
Collateral received for securities loaned (Note 8)	4,398,660	—
Payables:
Management fees (Note 4)	11,044	9,150
Total liabilities	4,409,704	9,150
Net Assets	$26,624,897	$23,217,391

Components of Net Assets:
Paid-in capital	$30,922,573	$24,418,353
Total distributable (accumulated) earnings (losses)	(4,297,676)	(1,200,962)
Net assets	$26,624,897	$23,217,391

Net Asset Value (unlimited shares authorized):
Net assets	$26,624,897	$23,217,391
Shares of beneficial interest issued and outstanding	1,550,000	975,000
Net asset value	$17.18	$23.81

Cost of investments	$34,807,838	$23,941,983

(1)Includes loaned securities with a value of $4,258,170 and $-, respectively.

Sound Income Strategies ETFs

6	The accompanying notes are an integral part of these financial statements.

STATEMENTS OF OPERATIONS For the Six-Months Ended May 31, 2023 (Unaudited)

	Sound Enhanced Fixed Income ETF	Sound Equity Income ETF

Investment Income:
Dividend income (net of foreign withholding tax of $- and $8,274, respectively)	$696,659	$516,159
Interest income	175,245	1,468
Securities lending income	51,962	—
Total investment income, net	923,866	517,627

Expenses:
Management fees (Note 4)	61,703	53,662
Interest expense	56	—
Total expenses	61,759	53,662
Net investment income (loss)	862,107	463,965

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(371,503)	(415,212)
Foreign currency transactions	—	72
Change in net unrealized appreciation/depreciation on investments	(230,846)	(2,330,993)
Net realized and unrealized gain (loss) on investments	(602,349)	(2,746,133)
Net increase (decrease) in net assets resulting from operations	$259,758	$(2,282,168)

Sound Enhanced Fixed Income ETF

The accompanying notes are an integral part of these financial statements.	7

STATEMENT OF CHANGES IN NET ASSETS

	Six-Months Ended May 31, 2023 (Unaudited)	Year Ended November 30, 2022

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$862,107	$1,143,571
Net realized gain (loss) on investments	(371,503)	(14,146)
Change in net unrealized appreciation/depreciation on investments	(230,846)	(3,591,423)
Net increase (decrease) in net assets resulting from operations	259,758	(2,461,998)

Distributions to Shareholders:
Distributable earnings	(764,704)	(1,143,571)
Return of capital	—	(12,429)
Net distributions to shareholders	(764,704)	(1,156,000)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net changes in outstanding shares(1)	3,959,960	13,440,822
Total increase (decrease) in net assets	3,455,014	9,822,824

Net Assets:
Beginning of period/year	23,169,883	13,347,059
End of period/year	$26,624,897	$23,169,883

(1)Summary of share transactions is as follows:

	Six-Months Ended May 31, 2023 (Unaudited)		Year Ended November 30, 2022
	Shares	Value	Shares	Value
Shares sold	225,000	$3,959,742	675,000	$13,439,548
Shares redeemed	—	—	—	—
Variable fees	—	218	—	1,274
Net increase (decrease)	225,000	$3,959,960	675,000	$13,440,822

Sound Equity Income ETF

8	The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six-Months Ended May 31, 2023 (Unaudited)	Year Ended November 30, 2022

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$463,965	$705,808
Net realized gain (loss) on investments and foreign currency transactions	(415,140)	196,840
Change in net unrealized appreciation/depreciation on investments	(2,330,993)	1,549,514
Net increase (decrease) in net assets resulting from operations	(2,282,168)	2,452,162

Distributions to Shareholders:
Net distributions to shareholders	(728,976)	(613,850)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net changes in outstanding shares(1)	3,306,448	8,933,370
Total increase (decrease) in net assets	295,304	10,771,682

Net Assets:
Beginning of period/year	22,922,087	12,150,405
End of period/year	$23,217,391	$22,922,087

(1)Summary of share transactions is as follows:

	Six-Months Ended May 31, 2023 (Unaudited)		Year Ended November 30, 2022
	Shares	Value	Shares	Value
Shares sold	125,000	$3,306,448	350,000	$8,933,370
Shares redeemed	—	—	—	—
Net increase (decrease)	125,000	$3,306,448	350,000	$8,933,370

Sound Enhanced Fixed Income ETF

The accompanying notes are an integral part of these financial statements.	9

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

	Period Ended May 31, 2023 (Unaudited)		Year Ended November 30, 2022	Period Ended November 30, 2021(1)

Net asset value, beginning of period/year	$17.49		$20.53	$20.00

Income from Investment Operations:
Net investment income (loss)(2)	0.60		0.98	0.85
Net realized and unrealized gain (loss) on investments	(0.38)		(3.02)	0.53
Total from investment operations	0.22		(2.04)	1.38

Less Distributions:
From net investment income	(0.53)		(0.99)	(0.80)
From return of capital	—		(0.01)	(0.05)
Total distributions	(0.53)		(1.00)	(0.85)

Net asset value, end of period/year	$17.18		$17.49	$20.53
Total return(4)	1.26	%(3)	(10.10)%	6.94	%(3)

Ratios / Supplemental Data:
Net assets, end of period/year (millions)	$26.6		$23.2	$13.3
Portfolio turnover rate(5)	1	%(3)	6%	6	%(3)
Ratio of expenses to average net assets	0.49	%(6)(7)	0.49%	0.49	%(6)
Ratio of net investment income (loss) to average net assets	6.85	%(6)	5.35%	4.46	%(6)

(1)The Fund commenced operations on December 30, 2020. The information presented is from December 30, 2020 to November 30, 2021.

(2)Calculated using average shares outstanding method.

(3)Not annualized.

(4)The total return is based on the Fund’s net asset value.

(5)Excludes the impact of in-kind transactions.

(6)Annualized.

(7)The ratio of expenses to average net assets includes interest expense from credit facility borrowing. The expense ratio excluding interest expense from credit facility borrowing is 0.49% for the period ended May 31, 2023.

Sound Equity Income ETF

10	The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

	Period Ended May 31, 2023 (Unaudited)		Year Ended November 30, 2022	Period Ended November 30, 2021(1)

Net asset value, beginning of period/year	$26.97		$24.30	$20.00

Income from Investment Operations:
Net investment income (loss)(2)	0.50		1.01	0.86
Net realized and unrealized gain (loss) on investments	(2.86)		2.55	4.15
Total from investment operations	(2.36)		3.56	5.01

Less Distributions:
From net investment income	(0.66)		(0.89)	(0.71)
From realized gains	(0.14)		—	—
Total distributions	(0.80)		(0.89)	(0.71)

Net asset value, end of period/year	$23.81		$26.97	$24.30
Total return(4)	(8.89	)%(3)	14.88%	25.05	%(3)

Ratios / Supplemental Data:
Net assets, end of period/year (millions)	$23.2		$22.9	$12.2
Portfolio turnover rate(5)	13	%(3)	20%	16	%(3)
Ratio of expenses to average net assets	0.45	%(6)	0.45%	0.45	%(6)
Ratio of net investment income (loss) to average net assets	3.89	%(6)	3.94%	3.78	%(6)

(1)The Fund commenced operations on December 30, 2020. The information presented is from December 30, 2020 to November 30, 2021.

(2)Calculated using average shares outstanding method.

(3)Not annualized.

(4)The total return is based on the Fund’s net asset value.

(5)Excludes the impact of in-kind transactions.

(6)Annualized.

11

Sound Income Strategies ETFs

NOTES TO FINANCIAL STATEMENTS May 31, 2023 (Unaudited)

NOTE 1 – ORGANIZATION

The Sound Enhanced Fixed Income ETF and Sound Equity Income ETF (each, a “Fund,” and collectively, the “Funds”) are non-diversified series of shares of beneficial interest of Tidal ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). Toroso Investments, LLC (“Toroso” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds and Sound Income Strategies, LLC (the “Sub-Adviser”) serves as sub-adviser to the Funds. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.” The Funds commenced operations on December 30, 2020.

The investment objective of the Sound Enhanced Fixed Income ETF is to seek current income while providing the opportunity for capital appreciation. The primary investment objective of the Sound Equity Income ETF is to generate current income via a dividend yield that is a least two times that of the S&P 500® Index. The Sound Equity Income ETF also seeks to capture long-term capital appreciation as a secondary objective.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.Security Valuation. Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents (“Independent Pricing Agents”) each day that the Funds are open for business.

Debt securities are valued by using an evaluated mean of the bid and asked prices provided by Independent Pricing Agents. The Independent Pricing Agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker dealer supplied valuations, or other methodologies designed to identify the market value for such securities. In arriving at valuations, such methodologies generally consider factors such as security prices, yields, maturities, call features, ratings and developments relating to specific securities.

Effective September 8, 2022, for securities for which quotations are not readily available, under Rule 2a-5 of the 1940 Act, a fair value will be determined by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

12

Sound Income Strategies ETFs

Level 2 –Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund’s investments as of May 31, 2023:

	Sound Enhanced Fixed Income ETF
Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Closed-End Funds	$—	$749,570	$—	$—	$749,570
Common Stocks(1)	—	7,121,789	—	—	7,121,789
Corporate Bonds(1)	—	—	7,172,895	—	7,172,895
Exchange Traded Funds	—	2,582,811	—	—	2,582,811
Preferred Stocks(1)	—	8,240,037	—	—	8,240,037
Short-Term Investments	—	550,606	—	—	550,606
Investments Purchased With Collateral From Securities Lending(2)	4,398,660	—	—	—	4,398,660
Total Investments in Securities	$4,398,660	$19,244,813	$7,172,895	$—	$30,816,368

	Sound Equity Income ETF
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$23,072,433	$—	$—	$23,072,433
Short-Term Investments	25,101	—	—	25,101
Total Investments in Securities	$23,097,534	$—	$—	$23,097,534

(1)See Schedule of Investment for the industry breakout.

(2)Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

B.Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Funds intend to declare as dividends in each calendar year at least 98.0% of their net investment income (earned during the calendar year) and at least 98.2% of their net realized capital gains (earned during the twelve months ended November 30) plus undistributed amounts, if any, from prior years.

NOTES TO FINANCIAL STATEMENTS May 31, 2023 (Unaudited) (Continued)

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As of May 31, 2023, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

C.Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Debt income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Funds are declared and paid at least monthly. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

F.Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

G.Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

H.Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

I.Recently Issued Accounting Pronouncements.

•In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. The Funds are currently evaluating the impact, if any, of these amendments on the financial statements.

NOTE 3 – PRINCIPAL INVESTMENT RISKS

A.BDC Risk (Sound Enhanced Fixed Income ETF Only). BDCs generally invest in debt securities that are not rated by a credit rating agency and are considered below investment grade quality (“junk bonds”). Little public information generally exists for the type of companies in which a BDC may invest and, therefore, there is a risk that the Fund may not be able to make a fully informed evaluation of the BDC and its portfolio of investments. In addition, investments made by BDCs are typically illiquid and are difficult to value for purposes of determining a BDC’s net asset value.

NOTES TO FINANCIAL STATEMENTS May 31, 2023 (Unaudited) (Continued)

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Sound Income Strategies ETFs

B.Credit Risk (Sound Enhanced Fixed Income ETF Only). Debt securities are subject to the risk of an issuer’s (or other party’s) failure or inability to meet its obligations under the security. Multiple parties may have obligations under a debt security. An issuer or borrower may fail to pay principal and interest when due. A guarantor, insurer or credit support provider may fail to provide the agreed upon protection. A counterparty to a transaction may fail to perform its side of the bargain. An intermediary or agent interposed between the investor and other parties may fail to perform the terms of its service. Also, performance under a debt security may be linked to the obligations of other persons who may fail to meet their obligations. The credit risk associated with a debt security could increase to the extent that the Fund’s ability to benefit fully from its investment in the security depends on the performance by multiple parties of their respective contractual or other obligations. The market value of a debt security is also affected by the market’s perception of the creditworthiness of the issuer.

C.Equity Markets Risk. The equity securities held in the Funds’ portfolios may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Funds invest. Common stocks, such as those held by the Funds, are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. Securities in the Funds’ portfolios may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, or government controls.

D.Exchange-Traded Fund (“ETF”) Risks.

•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Funds have a limited number of financial institutions that are authorized to purchase and redeem shares of the Funds (“Shares”) directly from the Funds (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Cash Redemption Risk (Sound Enhanced Fixed Income ETF Only). The Fund’s investment strategy may require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments and bonds that cannot be broken up beyond certain minimum sizes needed for transfer and settlement). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•Costs of Buying or Selling Shares. Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate each Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by each Funds may trade on foreign exchanges that are closed when the Funds’ primary listing exchange is open, the Funds are likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

•Trading. Although shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of each Fund’s underlying portfolio holdings, which can be significantly less liquid than shares.

NOTES TO FINANCIAL STATEMENTS May 31, 2023 (Unaudited) (Continued)

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Sound Income Strategies ETFs

E.Financial Services Sector Risk. The Funds may emphasize their investments in the financial services sector. Companies in the financial services sector are often subject to risks tied to the global financial markets, which have experienced very difficult conditions and volatility as well as significant adverse trends. Companies in the financial services sector may also be negatively impacted by disruptions in the banking industry. The conditions in these markets have resulted in a decrease in availability of corporate credit, capital and liquidity and have led indirectly to the insolvency, closure or acquisition of a number of financial institutions.

F.Fixed Income Risk (Sound Enhanced Fixed Income ETF Only). The value of the Fund’s investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned indirectly by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.

G.Foreign Securities Risk. The Funds will invest in foreign securities only indirectly, via exchange-listed depositary receipts. Nonetheless, investments in securities or other instruments of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, the Funds will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Investing in emerging markets can have more risk than investing in developed foreign markets. Governments of developing and emerging market countries may be more unstable as compared to more developed countries.

H.High Yield Securities Risk (Sound Enhanced Fixed Income ETF Only). Securities rated below investment grade are often referred to as high yield securities or “junk bonds.” Investments in lower rated corporate debt securities typically entail greater price volatility and principal and income risk. High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of high yield securities have been found to be more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, the Fund by investing in such securities may incur additional expenses to obtain recovery.

I.Illiquid Securities Risk (Sound Enhanced Fixed Income ETF Only). The Fund may, at times, hold illiquid securities, by virtue of the absence of a readily available market for certain of its investments, or because of legal or contractual restrictions on sales. The Fund could lose money if it is unable to dispose of an investment at a time or price that is most beneficial to the Fund.

J.Interest Rate Risk (Sound Enhanced Fixed Income ETF Only). The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates rise, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.

K.Management Risk. The Funds are actively-managed and may not meet their investment objectives based on the Sub-Adviser’s success or failure to implement investment strategies for the Funds.

L.Market Capitalization Risk.

•Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

•Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

•Small-Capitalization Investing (Sound Enhanced Fixed Income ETF Only). The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are

NOTES TO FINANCIAL STATEMENTS May 31, 2023 (Unaudited) (Continued)

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Sound Income Strategies ETFs

subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

M.Non-Diversification Risk. Because the Funds are “non-diversified,” they may invest a greater percentage of their assets in the securities of a single issuer or a smaller number of issuers than if they were diversified funds. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Funds’ overall values to decline to a greater degree than if the Funds held more diversified portfolios.

N.Other Investment Companies Risk. The Funds will incur higher and duplicative expenses when they invest in ETFs and other investment companies. By investing in another investment company, the Funds become shareholders of that investment company and bear their proportionate share of the fees and expenses of the other investment company. There is also the risk that the Funds may suffer losses due to the investment practices of the underlying funds as the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies. ETFs may be less liquid than other investments, and thus their share values more volatile than the values of the investments they hold. Investments in ETFs are also subject to the “ETF Risks” described above.

O.Preferred Stocks Risk (Sound Enhanced Fixed Income ETF Only). Preferred stocks are subject to the risks of equity securities generally and also risks associated with fixed-income securities, such as interest rate risk. A company’s preferred stock, which may pay fixed or variable rates of return, generally pays dividends only after the company makes required payments to creditors, including vendors, depositors, counterparties, holders of its bonds and other fixed-income securities. As a result, the value of a company’s preferred stock will react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred stock may be less liquid than many other types of securities, such as common stock, and generally has limited or no voting rights. In addition, preferred stock is subject to the risks that a company may defer or not pay dividends, and, in certain situations, may call or redeem its preferred stock or convert it to common stock. To the extent that the Fund invests a substantial portion of its assets in convertible preferred stocks, declining common stock values may also cause the value of the Fund’s investments to decline.

P.REIT Risk (Sound Enhanced Fixed Income ETF Only). A REIT is a company that owns or finances income-producing real estate. Through its investments in REITs, the Fund is subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

REITs are subject to additional risks, including those related to adverse governmental actions; declines in property value and the real estate market; the potential failure to qualify for tax-free pass through of income; and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area, or a small number of property types. As a result, investments in REITs may be volatile. To the extent the Fund invests in REITs concentrated in specific geographic areas or property types, the Fund may be subject to a greater loss as a result of adverse developments affecting such area or property types. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses.

Q.Sovereign Debt Risk (Sound Enhanced Fixed Income ETF Only). The Fund may invest in securities issued or guaranteed by foreign governmental entities (known as sovereign debt securities). These investments are subject to the risk of payment delays or defaults, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, large debt positions relative to the country’s economy, or failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.

R.U.S. Government Obligations Risk (Sound Enhanced Fixed Income ETF Only). Obligations of U.S. government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. government will provide financial support to its agencies and authorities if it is not obligated by law to do so. Additionally, market prices and yields of securities supported by the full faith and credit of the U.S. government or other countries may decline or be negative for short or long periods of time.

NOTES TO FINANCIAL STATEMENTS May 31, 2023 (Unaudited) (Continued)

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NOTES TO FINANCIAL STATEMENTS May 31, 2023 (Unaudited) (Continued)

S.Value Investing Risk (Sound Equity Income ETF Only). The value approach to investing involves the risk that stocks may remain undervalued. Value stocks may underperform the overall equity market if they remain out of favor in the market or are not undervalued in the market.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and oversight of the Board. The Adviser provides oversight of Sub-Adviser, the investment sub-adviser to the Funds, and review of the Sub-Adviser’s performance. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions subject to the supervision of the Board.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Management Fee”) based on the average daily net assets of the Fund as follows:

Fund	Management Fee
Sound Enhanced Fixed Income ETF	0.49%
Sound Equity Income ETF	0.45%

Out of the Management Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by each Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”), and the Management Fees payable to the Adviser. To the extent a Fund incurs Excluded Expenses, the Fund’s Total Annual Fund Operating Expenses will be greater than the Management Fee. The Management Fees incurred are paid monthly to the Adviser. Management Fees for the six-months ended May 31, 2023 are disclosed in the Statement of Operations.

The Sub-Adviser serves as the investment sub-adviser to the Funds, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Funds (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of each Fund’s portfolio, including determining the securities purchased and sold by the Funds, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated and paid monthly, at an annual rate of 0.02% of each Fund’s average daily net assets (the “Sub-Advisory Fee”). Under the Sub-Advisory Agreement, the Sub-Adviser has agreed to assume the Adviser’s obligation to pay all expenses incurred by the Funds except for the Sub-Advisory Fee payable to the Sub-Adviser and Excluded Expenses. Such expenses incurred by the Funds and paid by the Sub-Adviser include fees charged by Tidal (defined below), which is the Funds’ administrator and an affiliate of the Adviser.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ sub-administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative and accounting services for the Funds. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian. The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Sound Enhanced Fixed Income ETF.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser and Fund Services. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

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NOTES TO FINANCIAL STATEMENTS May 31, 2023 (Unaudited) (Continued)

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the six-months ended May 31, 2023, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were as follows:

Fund	Purchases	Sales
Sound Enhanced Fixed Income ETF	$246,953	$278,330
Sound Equity Income ETF	3,072,286	3,131,865

For the six-months ended May 31, 2023, there were no purchases or sales of long-term U.S. government securities.

For the six-months ended May 31, 2023, in-kind transactions associated with creations and redemptions for the Funds were as follows:

Fund	Purchases	Sales
Sound Enhanced Fixed Income ETF	$3,493,741	$—
Sound Equity Income ETF	3,285,098	—

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six-months ended May 31, 2023 (estimated), was as follows:

Distributions paid from:	Sound Enhanced Fixed Income ETF	Sound Equity Income ETF
Ordinary income	$764,704	$603,168
Capital gains	—	125,808
Total Distributions Paid	$764,704	$728,976

The tax character of distributions paid during the year ended November 30, 2022, was as follows:

Distributions paid from:	Sound Enhanced Fixed Income ETF	Sound Equity Income ETF
Ordinary income	$1,143,571	$613,850
Return of Capital	12,429	—
Total Distributions Paid	$1,156,000	$613,850

As of the year ended November 30, 2022, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Sound Enhanced Fixed Income ETF	Sound Equity Income ETF
Cost of investments(1)	$30,055,559	$21,352,546
Gross tax unrealized appreciation	221,906	3,059,047
Gross tax unrealized depreciation	(3,988,542)	(1,594,810)
Net tax unrealized appreciation (depreciation)	(3,766,636)	1,464,237
Undistributed ordinary income (loss)	—	220,141
Undistributed long-term capital gain (loss)	—	125,804
Total distributable earnings	—	345,945
Other accumulated gain (loss)	(26,094)	—
Total accumulated gain (loss)	$(3,792,730)	$1,810,182

(1)The difference between book and tax-basis unrealized appreciation was attributable primarily to the treatment of wash sales.

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NOTES TO FINANCIAL STATEMENTS May 31, 2023 (Unaudited) (Continued)

Net capital losses incurred after November 30 and net investment losses incurred after December 31, and within the taxable year, are deemed to arise on the first business day of the Funds’ next taxable year. As of November 30, 2022, the Funds had no late year losses. As of November 30, 2022, there were short-term and long-term capital loss carryovers of the following:

Fund	Short-Term	Long-Term
Sound Enhanced Fixed Income ETF	$19,192	$6,902
Sound Equity Income ETF	—	—

NOTE 7 – CREDIT FACILITY

U.S. Bank N.A. has made available to the Sound Enhanced Fixed Income ETF a credit facility pursuant to a Loan Agreement for temporary or extraordinary purposes. Credit facility details for the six-months ended May 31, 2023, are as follows:

Maximum available credit	$50,000,000
Largest amount outstanding on an individual day	36,000
Average daily loan outstanding	25,125
Credit facility outstanding as of May 31, 2023	—
Average interest rate, when in use	7.38%
Interest rate terms	Prime
Interest rate as of May 31, 2023	8.25%
Expiration date	June 28, 2023

Interest expense incurred for the six-months ended May 31, 2023 is disclosed in the Statement of Operations, if applicable.

The credit facility is an uncommitted, senior secured 364-day umbrella line of credit used for the benefit of certain funds in the Trust. The maximum available credit is disclosed at the Trust level. The Fund’s ability to borrow is therefore limited by borrowings of other funds within the Trust which are party to the agreement and to one-third of the Fund’s total assets.

NOTE 8 – SECURITIES LENDING

The Funds may lend up to 33 1/3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least the market value of the securities loaned by the Funds. The Funds receive compensation in the form of fees and earned interest on the cash collateral. Due to timing issues of when a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

As of May 31, 2023, for the Sound Enhanced Fixed Income ETF, market value of the securities on loan and payable on collateral received for securities lending were as follows:

Market Value of Securities on Loan	Payable on Collateral Received	Percentage of Net Assets of Securities on Loan
$4,258,170	$4,398,660	16.0%

The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC, of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received.

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Sound Income Strategies ETFs

During the six-months ended May 31, 2023, the Sound Enhanced Fixed Income ETF loaned securities that were collateralized by cash. The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC as listed in the Sound Enhanced Fixed Income ETF’s Schedule of Investments. Securities lending income is disclosed in the Sound Enhanced Fixed Income ETF’s Statement of Operations.

The Funds are not subject to a master netting agreement with respect to a Fund’s participation in securities lending; therefore, no additional disclosures regarding netting arrangements are required.

The Sound Equity Income ETF did not lend securities during the six-months ended May 31, 2023.

NOTE 9 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the Exchange. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Sound Enhanced Fixed Income ETF is $500 and for the Sound Equity Income ETF is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units for the Sound Enhanced Fixed Income ETF of up to a maximum of 5% and for the Sound Equity Income ETF of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 10 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including rising inflation, uncertainty regarding central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine and the impact of the coronavirus (COVID-19) global pandemic. The global recovery from COVID-19 may last for an extended period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on your account.

NOTES TO FINANCIAL STATEMENTS May 31, 2023 (Unaudited) (Continued)

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Sound Income Strategies ETFs

NOTE 11 – SUBSEQUENT EVENTS

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

Effective June 29, 2023, the Trust’s credit facility with U.S. Bank N.A., on behalf of certain series of the Trust, including the Sound Enhanced Fixed Income ETF, was renewed with an expiration date of June 28, 2024. The maximum available credit limit and interest rate terms remained as disclosed in Note 7 of these Notes to Financial Statements.

Effective July 24, 2023, the name of the Sound Equity Income ETF changed to the Sound Equity Dividend Income ETF and the Fund’s name-related investment policy will read as follows: Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowing made for investment purposes) in dividend-paying equity securities.

NOTES TO FINANCIAL STATEMENTS May 31, 2023 (Unaudited) (Continued)

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Sound Income Strategies ETFs

EXPENSE EXAMPLES For the Six-Months Ended May 31, 2023 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Fund shares, and (2) ongoing costs, including management fees of the Funds. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from December 1, 2022 to May 31, 2023.

Actual Expenses

The first line of the following tables provides information about actual account values and actual expenses. The examples include, but are not limited to, unitary fees. However, the examples do not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of the Funds’ shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Sound Enhanced Fixed Income ETF

	Beginning Account Value December 1, 2022	Ending Account Value May 31, 2023	Expenses Paid During the Period December 1, 2022 – May 31, 2023(1)
Actual	$1,000.00	$1,012.60	$2.46
Hypothetical (5% annual return before expenses)	1,000.00	1,022.49	2.47

(1)The actual expenses are equal to the Fund’s annualized expense ratio of 0.49%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the most recent six-month period).

Sound Equity Income ETF

	Beginning Account Value December 1, 2022	Ending Account Value May 31, 2023	Expenses Paid During the Period December 1, 2022 – May 31, 2023(2)
Actual	$1,000.00	$911.10	$2.14
Hypothetical (5% annual return before expenses)	1,000.00	1,022.69	2.27

(2)The actual expenses are equal to the Fund’s annualized expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the most recent six-month period).

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Investment Advisory and Sub-Advisory Agreements Renewal Disclosures (Unaudited)

The Board of Trustees (the “Board” or the “Trustees”) of Tidal ETF Trust (the “Trust”) met at a meeting held on December 14, 2022 to consider the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the Sound Enhanced Fixed Income ETF and the Sound Equity Income ETF (each, a “Fund,” and collectively, the “Funds”), each a series of the Trust, and Toroso Investments, LLC, the Funds’ investment adviser (the “Adviser”). Prior to this meeting, the Board requested and received materials to assist them in considering the renewal of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Advisory Agreement, a memorandum prepared by outside legal counsel to the Trust and Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Advisory Agreement, due diligence materials relating to the Adviser (including the due diligence response completed by the Adviser with respect to a specific request letter from outside legal counsel to the Trust and Independent Trustees, the Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Adviser, biographical information of the Adviser’s key management and compliance personnel, detailed comparative information regarding the unitary advisory fees for the Funds, and information regarding the Adviser’s compliance program) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the renewal of the Advisory Agreement for an additional one-year term.

Discussion of Factors Considered

In considering the renewal of the Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.Nature, Extent and Quality of Services Provided. The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Funds as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the Adviser’s investment management team, including Michael Venuto and Charles Ragauss, who each serve as a portfolio manager to the Funds, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds. The Board reviewed due diligence information provided by the Adviser, including information regarding the Adviser’s compliance program, its compliance personnel and compliance record, as well as the Adviser’s cybersecurity program and business continuity plan. The Board noted that the Adviser does not manage any other accounts that utilize a strategy similar to that employed by each of the Funds.

The Board also considered other services provided to the Funds, such as monitoring adherence to each Fund’s investment strategy and restrictions, oversight of Sound Income Strategies, LLC (“SIS” or the “Sub-Adviser”), the Funds’ sub-adviser, and other service providers to the Funds, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, and monitoring the extent to which each Fund achieves its investment objective as an actively-managed ETF. The Board noted that the Adviser is responsible for trade execution and the Sub-Adviser is responsible for portfolio investment decisions for each Fund, subject to the supervision of the Adviser.

The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods, and compliance policies and procedures essential to performing its duties under the Advisory Agreement and managing the Funds and that the nature, overall quality and extent of the management services provided to the Funds, as well as the Adviser’s compliance program, were satisfactory.

2.Investment Performance of the Funds and the Adviser. The Board considered the investment performance of the Funds and the Adviser. The Board also considered each Fund’s performance against its respective benchmark index and respective peer group. The Board also considered that because the portfolio investment decision-making for each Fund is performed by the Sub-Adviser, each Fund’s performance is not the direct result of investment decisions made by the Adviser.

The Board considered the performance of the Enhanced Fixed Income ETF on an absolute basis, in comparison to its benchmark index (the Bloomberg U.S. Universal Bond Index), and in comparison to a peer group of funds in the Enhanced Fixed Income ETF’s current Morningstar category based on comparative information prepared by Fund Services utilizing data provided by Morningstar Direct (a peer group of U.S. multisector bond funds) (the “SDEF Morningstar Peer Group”). The Board noted that the Enhanced Fixed Income ETF underperformed the Bloomberg U.S. Universal Bond Index over the year-to-date and one-year periods ended October 31, 2022, but outperformed the U.S. Universal Bond Index over the since inception period ended October 31, 2022. The Board also noted that the Enhanced Fixed Income ETF underperformed the SDEF Morningstar Peer Group average for the year-to-date and one-year periods ended October 31, 2022.

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Investment Advisory and Sub-Advisory Agreements Renewal Disclosures (Unaudited) (Continued)

The Board considered the performance of the Equity Income ETF on an absolute basis, in comparison to its benchmark index (the S&P 500 Total Return Index), and in comparison to a peer group of funds in the Equity Income ETF’s current Morningstar category based on comparative information prepared by Fund Services utilizing data provided by Morningstar Direct (a peer group of U.S. large value funds) (the “SDEI Morningstar Peer Group”). The Board noted that the Equity Income ETF significantly outperformed the S&P 500 Total Return Index over the year-to-date, one-year and since inception periods ended October 31, 2022. The Board also noted that the Equity Income ETF outperformed the SDEI Morningstar Peer Group average for the year-to-date and one-year periods ended October 31, 2022.

After considering all of the information, the Board concluded that the performance of each Fund was satisfactory under current market conditions and that the Adviser has the necessary expertise and resources in providing investment advisory services in accordance with each Fund’s investment objective and strategies. Although past performance is not a guarantee or indication of future results, the Board determined that each Fund and its shareholders were likely to benefit from the Adviser’s continued management.

3.Cost of Services Provided and Profits Realized by the Adviser. The Board considered the cost of services and the structure of the Adviser’s advisory fees, including a review of comparative expenses, expense components and peer group selection for each Fund. The Board took into consideration that the advisory fee was a “unitary fee,” meaning that each Fund pays no expenses other than the advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses and, to the extent it is implemented, fees pursuant to each Fund’s Rule 12b-1 Plan. The Board noted that the Adviser continues to be responsible for compensating the Trust’s other service providers and paying each Fund’s other expenses out of its own fee and resources, subject to the Sub-Adviser’s contractual agreement to assume such obligation in exchange for the profits, if any, generated by each Fund’s unitary fee. The Board also considered the overall profitability of the Adviser and examined the level of profits accrued to the Adviser from the fees payable under the Advisory Agreement.

The Board considered that the Enhanced Fixed Income ETF’s advisory fee of 0.49% was below the SDEF Morningstar Peer Group average of 0.54% and the Fund’s expense ratio of 0.49% was below the SDEF Morningstar Peer Group average of 0.56%.

The Board considered that the Equity Income ETF’s advisory fee of 0.45% was below the SDEI Morningstar Peer Group average of 0.58% and the Fund’s expense ratio of 0.45% was below the SDEI Morningstar Peer Group average of 0.57%.

The Board concluded that each Fund’s expense ratio and advisory fee were fair and reasonable in light of the comparative performance, advisory fee and expense information and the investment management services provided to the Fund by the Adviser given the nature of the Fund’s strategies. The Board also evaluated, based on a profitability analysis prepared by the Adviser, the fees received by the Adviser and its affiliates and the profits realized by the Adviser from its relationship with each Fund, and concluded that the fees had not been, and currently were not, excessive, and that while each Fund was not yet profitable to the Adviser, the Adviser had adequate financial resources to support its services to each Fund from the revenues of its overall investment advisory business.

4.Extent of Economies of Scale as the Funds Grow. The Board compared each Fund’s expenses relative to its Morningstar Peer Group and discussed realized and potential economies of scale. The Board considered the potential economies of scale that each Fund might realize under the structure of the advisory fees. The Board noted the advisory fees did not contain any breakpoint reductions as each Fund’s assets grow in size, but that the Adviser would evaluate future circumstances that may warrant breakpoints in the fee structures.

5.Benefits Derived from the Relationship with the Funds. The Board considered the direct and indirect benefits that could be received by the Adviser and its affiliates from association with the Funds. The Board concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Funds.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Advisory Agreement are fair and reasonable; (b) the advisory fees are reasonable in light of the services that the Adviser provides to each of the Funds; and (c) the approval of renewal of the Advisory Agreement for an additional one-year term was in the best interests of each Fund and its shareholders.

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Investment Advisory and Sub-Advisory Agreements Renewal Disclosures (Unaudited) (Continued)

At the meeting held on December 14, 2022, the Board also considered the renewal of the sub-advisory agreement (the “Sub-Advisory Agreement”) for the Funds, entered into between the Adviser and SIS. Prior to this meeting, the Board requested and received materials to assist them in considering the renewal of the Sub-Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Sub-Advisory Agreement, a memorandum prepared by outside legal counsel to the Trust and the Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Sub-Advisory Agreement, due diligence materials prepared by the Sub-Adviser (including the due diligence response completed by the Sub-Adviser with respect to a specific request letter from outside legal counsel to the Trust and the Independent Trustees, the Sub-Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Sub-Adviser, biographical information of key management and compliance personnel, and the Sub-Adviser’s compliance manual and code of ethics) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Independent Trustees), approved the renewal of the Sub-Advisory Agreement for an additional one-year term.

Discussion of Factors Considered

In considering the renewal of the Sub-Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.Nature, Extent and Quality of Services Provided. The Board considered the nature, extent and quality of SIS’s overall services provided to the Funds as well as its specific responsibilities in aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of Eric Lutton, who serves as a portfolio manager for the Enhanced Fixed Income ETF, and Eric Beyrich, who serves as a portfolio manager for the Equity Income ETF, as well as the responsibilities of other key personnel of SIS involved in the day-to-day activities of the Funds. The Board reviewed the due diligence information provided by SIS, including information regarding SIS’s compliance program, its compliance personnel and compliance record, as well as SIS’s cybersecurity program and business continuity plan. The Board noted that SIS manages other separately-managed accounts that utilize a strategy similar to that employed by each Fund.

The Board also considered other services provided to the Funds, such as monitoring adherence to each Fund’s investment strategies and restrictions, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, monitoring the extent to which each Fund meets its investment objective as an actively-managed ETF and quarterly reporting to the Board. The Board noted that the SIS is responsible for selecting each Fund’s investments, subject to the supervision of the Adviser.

The Board concluded that SIS had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Sub-Advisory Agreement and managing each Fund and that the nature, overall quality and extent of the management services provided to each Fund, as well as the SIS’s compliance program, were satisfactory.

2.Investment Performance of the Funds and the Sub-Adviser. The Board considered the investment performance of each Fund and SIS. The Board noted each Fund’s performance against its respective benchmark index and respective peer group. The Board noted that SIS is responsible for selecting investments for each Fund.

The Board considered the performance of the Enhanced Fixed Income ETF on an absolute basis, in comparison to its benchmark index (the Bloomberg U.S. Universal Bond Index), and in comparison to a peer group of funds in the Enhanced Fixed Income ETF’s current Morningstar category based on comparative information prepared by Fund Services utilizing data provided by Morningstar Direct (a peer group of U.S. multisector bond funds) (the “SDEF Morningstar Peer Group”). The Board noted that the Enhanced Fixed Income ETF underperformed the Bloomberg U.S. Universal Bond Index over the year-to-date and one-year periods ended October 31, 2022, but outperformed the U.S. Universal Bond Index over the since inception period ended October 31, 2022. The Board also noted that the Enhanced Fixed Income ETF underperformed the SDEF Morningstar Peer Group average for the year-to-date and one-year periods ended October 31, 2022.

The Board considered the performance of the Equity Income ETF on an absolute basis, in comparison to its benchmark index (the S&P 500 Total Return Index), and in comparison to a peer group of funds in the Equity Income ETF’s current Morningstar category based on comparative information prepared by Fund Services utilizing data provided by Morningstar Direct (a peer group of U.S. large value funds) (the “SDEI Morningstar Peer Group”). The Board noted that the Equity Income ETF significantly outperformed the S&P 500 Total Return Index over the year-to-date, one-year and since inception periods ended October 31, 2022. The Board also noted that the Equity Income ETF outperformed the SDEI Morningstar Peer Group average for the year-to-date and one-year periods ended October 31, 2022.

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Investment Advisory and Sub-Advisory Agreements Renewal Disclosures (Unaudited) (Continued)

After considering all of the information, the Board concluded that the performance of each Fund was satisfactory under current market conditions and that SIS has the necessary expertise and resources in providing investment advisory services in accordance with each Fund’s investment objective and strategies. Although past performance is not a guarantee or indication of future results, the Board determined that each Fund and its shareholders were likely to benefit from SIS’s continued management.

3.Cost of Services Provided and Profits Realized by the Sub-Adviser. The Board considered the structure of the sub-advisory fees paid by the Adviser to SIS under the Sub-Advisory Agreement. The Board noted that the Adviser represented to the Board that the sub-advisory fees payable under the Sub-Advisory Agreement were reasonable in light of the services performed by SIS. Since the sub-advisory fees are paid by the Adviser, the overall advisory fees paid by each Fund are not directly affected by the sub-advisory fees paid to SIS. Consequently, the Board did not consider the cost of services provided by SIS or profitability from its relationship with each Fund to be material factors for consideration given that SIS is not affiliated with the Adviser and, therefore, the sub-advisory fees paid to SIS were negotiated on an arm’s-length basis. Based on all of these factors, the Board concluded that the sub-advisory fees paid to SIS by the Adviser reflected appropriate allocations of the advisory fees and were reasonable in light of the services provided by SIS.

4.Extent of Economies of Scale as the Funds Grow. Since the sub-advisory fees payable to SIS are not paid by each Fund, the Board did not consider whether the sub-advisory fees should reflect any realized or potential economies of scale that might be realized as a Fund’s assets increase.

5.Benefits Derived from the Relationship with the Funds. The Board considered the direct and indirect benefits that could be received by SIS from its association with the Funds. The Board concluded that the benefits SIS may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Funds.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Sub-Advisory Agreement are fair and reasonable; (b) the sub-advisory fees are reasonable in light of the services that SIS provides to each Fund; and (c) the approval of the renewal of the Sub-Advisory Agreement for an additional one-year term was in the best interests of each Fund and its shareholders.

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ADDITIONAL INFORMATION

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request without charge, by calling (833) 916-9056 or by accessing the Funds’ website at www.soundetfs.com. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available upon request without charge by calling (833) 916-9056 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds’ portfolio holdings are posted on the Funds’ website daily at www.soundetfs.com. The Funds file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling (833) 916-9056. Furthermore, you can obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited)

Information regarding how often shares of the Funds trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to its daily NAV is available, without charge, on the Funds’ website at www.soundetfs.com.

INFORMATION ABOUT THE FUNDS’ TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (833) 916-9056. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Funds’ website at www.soundetfs.com.

Investment Adviser
Toroso Investments, LLC
234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204

Investment Sub-Adviser
Sound Income Strategies, LLC
500 West Cypress Creek Road, Suite 290
Fort Lauderdale, Florida 33309

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place 50 South 16th Street
Philadelphia, Pennsylvania 19102

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank N.A. Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Fund Administrator
Tidal ETF Services LLC
234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204

Transfer Agent, Fund Accountant and Fund Sub-Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Fund Information
Fund	Ticker	CUSIP
Sound Enhanced Fixed Income ETF	FXED	886364819
Sound Equity Income ETF	DIVY	886364793

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal ETF Trust

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	August 4, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	August 4, 2023

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	August 4, 2023

* Print the name and title of each signing officer under his or her signature.